                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                        ELITEPLUS BONUS VARIABLE ANNUITY



TO ELITEPLUS CONTRACT OWNERS:

     Thank you for choosing the Western National ElitePlus Bonus Variable Annuity. ElitePlus offers a number of excellent features and includes a variety of investment options managed by a group of highly-respected professional money managers. Accordingly, ElitePlus gives you the ability to tailor a program suited for your long-term financial plans, yet provides you the flexibility to change investment options later, should your requirements change.

     The enclosed Annual Report for WNL Series Trust contains detailed financial information to help you understand your annuity contract's past performance.

     We look forward to serving you in the future. Please contact us if you have any questions concerning your account. Our toll-free telephone number is
(800) 910-4455.


Sincerely,


/s/ Michael J. Poulos
Michael J. Poulos
Chairman and
Chief Executive Officer

                                WNL SERIES TRUST

                                 ANNUAL REPORT

                               DECEMBER 31, 1995

                        BEA GROWTH AND INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                                  SHARES   VALUE
--------------------                                  ------  --------
COMMON STOCKS - 47.4%
 AEROSPACE - 0.7%
  Lockheed Martin Corporation.......................     200  $ 15,800
                                                              --------

 AIR TRAVEL - 1.7%
  AMR Corporation (a)...............................     500    37,125
                                                              --------

 BANKS - 2.7%
  Astoria Financial Corporation.....................     700    31,938
  Southern National Corporation.....................   1,000    26,250
                                                              --------
                                                                58,188
                                                              --------

 BUSINESS SERVICES - 4.5%
  Automatic Data Processing Incorporated............     400    29,700
  GTECH HOLDINGS CORPORATION (A)....................   1,000    26,000
  HUMANA INCORPORATED (A)...........................   1,500    41,062
                                                              --------
                                                                96,762
                                                              --------
 COMPUTERS & BUSINESS EQUIPMENT - 5.7%
  DST Systems Incorporated (a)......................   2,500    71,250
  Seagate Technology (a)............................     700    33,250
  Western Digital Corporation (a)...................   1,000    17,875
                                                              --------
                                                               122,375
                                                              --------
 CONSTRUCTION MATERIALS - 1.4%
  USG Corporation (New) (a).........................   1,000    30,000
                                                              --------

 CONTAINERS & GLASS - 1.4%
  Owens Illinois Incorporated (New) (a).............   2,000    29,000
                                                              --------

 COSMETICS & TOILETRIES - 3.3%
  Estee Lauder Companies Incorporated, Class A (a)..   2,000    69,750
                                                              --------

 DRUGS & HEALTH CARE - 4.3%
  Barr Labs Incorporated (a)........................   1,000    29,750
  i-STAT Corporation (a)............................     500    16,250
  McKesson Corporation..............................     500    25,313
  Pharmacia & Upjohn Incorporated (a)...............     500    19,375
                                                              --------
                                                                90,688
                                                              --------
 ELECTRICAL EQUIPMENT - 1.4%
  General Electric Company..........................     400    28,800
                                                              --------

 ELECTRONICS - 2.3%
  Intel Corporation.................................     400    22,700
  Teledyne Incorporated.............................   1,000    25,625
                                                              --------
                                                                48,325
                                                              --------

    The accompanying notes are an integral part of the financial statements

                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS  (CONTINUED)
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                       SHARES    VALUE
--------------------                       ------  ----------
COMMON STOCKS - (CONTINUED)
 FINANCIAL SERVICES - 1.7%
  Federal National Mortgage Association..     300  $   37,237
                                                   ----------

 INSURANCE - 1.2%
  CapMAC Holdings Incorporated (a).......   1,000      25,125
                                                   ----------

 INTERNATIONAL OIL - 3.1%
  Exxon Corporation......................     400      32,050
  Mobil Corporation......................     300      33,600
                                                   ----------
                                                       65,650
                                                   ----------
 MINING - 0.6%
  Phelps Dodge Corporation...............     200      12,450
                                                   ----------

 PUBLISHING - 1.5%
  Dun & Bradstreet Corporation...........     500      32,375
                                                   ----------

 PHOTOGRAPHY - 1.6%
  Eastman Kodak Company..................     500      33,500
                                                   ----------

 PETROLEUM SERVICES - 1.0%
  McDermott International Incorporated...   1,000      22,000
                                                   ----------

 TOYS & AMUSEMENTS - 1.4%
  Mattel Incorporated....................   1,000      30,750
                                                   ----------

 TOBACCO - 1.7%
  Philip Morris Companies Incorporated...     400      36,200
                                                   ----------

 TRUCKING & FREIGHT FORWARDING - 1.5%
  Tidewater Incorporated.................   1,000      31,500
                                                   ----------

 TELEPHONE - 2.7%
  AT&T Corporation.......................     500      32,375
  MCI Communications Corporation.........   1,000      26,125
                                                   ----------
                                                       58,500
                                                   ----------
TOTAL COMMON STOCKS - (Cost $919,339)               1,012,100
                                                   ----------

PREFERRED STOCK - 0.0%
(Cost $150)
  ELECTRONICS - 0.0%
   Teledyne Incorporated, Series E.......      10         144
                                                   ----------


    The accompanying notes are an integral part of the financial statements

                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS  (CONTINUED)
                               DECEMBER 31, 1995

                                                                 PRINCIPAL
SECURITY DESCRIPTION                                              AMOUNT      VALUE
--------------------                                             ---------  ----------
FOREIGN GOVERNMENT BOND - 0.5%
 (Cost $9,171)
  Republic of Italy
  6.875%, 09/27/2023...........................................   $ 10,000  $    9,766
                                                                            ----------

U.S. GOVERNMENT AND AGENCY SECURITIES - 46.9%
 U.S. GOVERNMENT - 30.7%
  United States Treasury Bonds
  7.125%, 02/15/2023...........................................     40,000      45,738
  7.875%, 02/15/2021...........................................     80,000      98,513
  10.750%, 08/15/2005..........................................     70,000      96,174
  United States Treasury Notes
  5.375%, 05/31/1998...........................................    200,000     200,656
  6.250%, 02/15/2003...........................................     40,000      41,731
  7.750%, 11/30/1999...........................................    160,000     173,374
                                                                            ----------
                                                                               656,186
                                                                            ----------
 FEDERAL AGENCIES - 16.2%
  Federal Home Loan PC
  6.000%, 12/01/1998...........................................     29,964      30,066
  7.000%, 11/01/2010...........................................     48,850      49,781
  Federal National Mortgage Association
  6.000%, 10/01/2025...........................................     48,738      47,108
  6.500%, 11/01/2002...........................................     29,377      29,680
  7.500%, 11/01/2002...........................................     29,380      30,069
  8.000%, 07/01/2025...........................................     78,257      81,045
  Government National Mortgage Association
  7.000%, 07/15/2008...........................................     29,197      29,872
  8.000%, 08/15/2025...........................................     29,972      31,227
  9.000%, 10/15/2017...........................................     16,912      18,056
                                                                            ----------
                                                                               346,904
                                                                            ----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - (Cost $982,181)                1,003,090
                                                                            ----------


TOTAL INVESTMENTS - (COST $1,910,841*) - 94.8%.................              2,025,100
OTHER ASSETS LESS LIABILITIES - 5.2%...........................                111,219
                                                                            ----------
NET ASSETS -  100.0%...........................................             $2,136,319
                                                                            ==========

(a) Non-income producing security.
*-Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $119,477 and $5,218, respectively, resulting in net unrealized appreciation of $114,259.



    The accompanying notes are an integral part of the financial statements

                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                         SHARES   VALUE
--------------------                         ------  --------
COMMON STOCKS - 83.7%
 ARGENTINA - 1.3%
  Telefonica De Argentina Class B ADR (a)..   1,000  $ 27,250
                                                     --------

 CZECH REPUBLIC - 1.4%
  SPT Telecom AS (a).......................     300    28,351
                                                     --------

 FRANCE - 5.6%
  AXA......................................     470    31,672
  BIC......................................     290    29,492
  LVMH Moet Hennessy.......................     140    29,161
  Sanofi...................................     420    26,922
                                                     --------
                                                      117,247
                                                     --------
 GERMANY - 6.6%
  Adidas AG (a)............................     600    31,746
  Altana AG................................      45    26,194
  Bayer AG.................................     100    26,385
  Mannesmann AG............................      80    25,470
  Siemens AG...............................      50    27,361
                                                     --------
                                                      137,156
                                                     --------
 HONG KONG - 2.6%
  HSBC Holdings Limited....................   2,000    30,262
  Hutchison Whampoa........................   4,000    24,365
                                                     --------
                                                       54,627
                                                     --------
 HUNGARY - 1.7%
  Gedeon Richter GDR (a)...................     600    11,538
  MOL Magyar Olarj-es Gazipari GDR (a).....   2,900    23,490
                                                     --------
                                                       35,028
                                                     --------
 INDONESIA - 1.3%
  Astra International......................   6,000    12,465
  HM Sampoerna.............................   1,500    15,613
                                                     --------
                                                       28,078
                                                     --------
 IRELAND - 1.2%
  Bank of Ireland..........................   3,500    25,496
                                                     --------

 ISRAEL - 1.3%
  Koors Industries Limited ADR (a).........   1,300    26,325
                                                     --------

 ITALY - 2.0%
  Ente Nazionale Idrocarburi SPA (a).......   3,925    13,717
  Telecom Italia Mobile SPA (a)............  15,500    27,279
                                                     --------
                                                       40,996
                                                     --------





    The accompanying notes are an integral part of the financial statements

                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS  (CONTINUED)
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                                         SHARES   VALUE
--------------------                                         ------  --------
COMMON STOCKS - (CONTINUED)
 JAPAN - 22.2%
  Amada Company............................................   4,000  $ 39,516
  Daiwa Securities.........................................   3,000    45,908
  East Japan Railway.......................................       8    38,896
  Hitachi Zosen Corporation................................   6,000    31,090
  Japan Airport Terminal...................................   3,000    36,320
  Japan Associates Finance Company.........................   1,000   105,569
  Maeda Road Construction..................................   2,000    36,998
  NEC Corporation..........................................   6,000    73,220
  Santen Pharmaceutical Company............................   1,000    22,663
  Sumitomo Osaka Cement Company Limited....................   7,000    32,542
                                                                     --------
                                                                      462,722
                                                                     --------
 KOREA - 1.2%
  Samsung Electronics Limited 144A (a).....................     250    24,500
                                                                     --------

 NETHERLANDS - 6.7%
  Ahold NV.................................................     700    28,572
  Heineken NV..............................................     150    26,612
  International Nederlanden................................     450    30,062
  Nutricia Verenigde Bedrijven NV..........................     350    28,311
  Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit..     190    26,084
                                                                     --------
                                                                      139,641
                                                                     --------
 SINGAPORE - 1.2%
  Development Bank of Singapore............................   2,000    24,885
                                                                     --------

 SPAIN - 3.8%
  Banco Popular Espana.....................................     140    25,819
  Gas Natural Sociedad Distribuidora de Gas SA.............     165    25,709
  Iberdrola SA.............................................   3,000    27,452
                                                                     --------
                                                                       78,980
                                                                     --------
 SWEDEN - 0.9%
  Astra AB.................................................     500    19,956
                                                                     --------

 SWITZERLAND - 5.8%
  Ciba Geigy AG............................................      31    27,278
  Roche Holdings AG........................................       5    39,553
  Schweizerische Bankverein................................     130    26,541
  Schweizerische Rueckversicherungs-Gesellschaft...........      24    27,922
                                                                     --------
                                                                      121,294
                                                                     --------
 THAILAND - 3.8%
  Advanced Information Services............................   1,500    26,558
  Bangkok Bank.............................................   2,500    30,369
  Finance One Public Company Limited.......................   3,500    22,092
                                                                     --------
                                                                       79,019
                                                                     --------





    The accompanying notes are an integral part of the financial statements

                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS  (CONTINUED)
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                                            SHARES      VALUE
--------------------                                           ---------  ----------
COMMON STOCKS - (CONTINUED)
 UNITED KINGDOM - 13.1%
  Abbey National.............................................      3,100  $   30,620
  Asda Group.................................................     17,600      30,340
  Courtaulds.................................................      4,400      27,778
  De La Rue..................................................      1,850      18,704
  Dixons Group...............................................      4,300      29,651
  Electrocomponents..........................................      5,100      28,474
  General Accident...........................................      2,600      26,266
  GKN........................................................      2,100      25,406
  Pearson....................................................      2,700      26,145
  Wolseley...................................................      4,150      29,067
                                                                          ----------
                                                                             272,451
                                                                          ----------

TOTAL COMMON STOCKS - (Cost $1,676,022)                                    1,744,002
                                                                          ----------

WARRANTS - 4.1%
 UNITED KINGDOM
  Fleming Japan Investor (a).................................     40,000      65,849
  Schroder Japan GWT (a).....................................     30,000      18,869
                                                                          ----------
TOTAL WARRANTS - (Cost $83,489)..............................                 84,718
                                                                          ----------

                                                               PRINCIPAL
                                                                AMOUNT
                                                               ---------
REPURCHASE AGREEMENT - 14.1%
 (Cost $294,000)
  State Street Bank and Trust Company, 2.250% dated
  12/29/95, to be repurchased at $294,074 on 01/02/96,
  collateralized by $270,000 par value U.S. Treasury Notes,
  8.000% due 08/15/1999, with a value of $301,312............   $294,000     294,000
                                                                          ----------

TOTAL INVESTMENTS - (COST $2,053,511*) - 101.9%..............              2,122,720
OTHER ASSETS LESS LIABILITIES - (1.9)%.......................                (39,696)
                                                                          ----------
NET ASSETS -  100.0%.........................................             $2,083,024
                                                                          ==========


(a) Non-income producing security.
ADR - American Depositary Receipts.
GDR - Global Depositary Receipts.

*-Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $92,402 and $23,193, respectively, resulting in net unrealized appreciation of $69,209.



    The accompanying notes are an integral part of the financial statements

                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      ANALYSIS OF INDUSTRY CLASSIFICATION
                               DECEMBER 31, 1995



                                                         PERCENT OF
INDUSTRY                                                 NET ASSETS
--------                                                 -----------

     Auto Parts......................................         1.2%
     Banks...........................................        10.8
     Chemicals.......................................         3.9
     Conglomerates...................................         3.2
     Construction Materials..........................         4.7
     Electric Utilities..............................         2.6
     Electrical Equipment............................         4.8
     Electronics.....................................         2.5
     Financial Services..............................        11.5
     Food & Beverages................................         1.4
     Industrial Machinery............................         4.6
     Insurance.......................................         4.1
     Leisure Time....................................         1.7
     Liquor..........................................         2.7
     Miscellaneous...................................         0.9
     Oil & Gas.......................................         1.8
     Pharmaceuticals.................................         7.0
     Publishing......................................         3.4
     Railroads & Equipment...........................         1.9
     Retail Grocery..................................         1.5
     Retail Trade....................................         2.8
     Shoes...........................................         1.5
     Telecommunications..............................         3.9
     Telephone.......................................         2.6
     Tobacco.........................................         0.8
                                                             ----
       TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION..        87.8

       Repurchase Agreement..........................        14.1
                                                            ------
          TOTAL INVESTMENTS                                 101.9%
                                                            ======






    The accompanying notes are an integral part of the financial statements

                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                         SHARES   VALUE
--------------------                         ------  --------
COMMON STOCKS - 97.7%
 AEROSPACE - 2.0%
  General Dynamics Corporation.............     700  $ 41,388
                                                     --------

 AIR TRAVEL - 0.9%
  UAL Corporation (a)......................     100    17,850
                                                     --------

 BANKS - 6.7%
  Chemical Banking Corporation.............     800    47,000
  Nationsbank Corporation..................     700    48,737
  Wells Fargo & Company....................     200    43,200
                                                     --------
                                                      138,937
                                                     --------
 CHEMICALS - 4.6%
  IMC Global Incorporated..................   1,200    49,050
  Terra Industries Incorporated............   3,200    45,200
                                                     --------
                                                       94,250
                                                     --------
 COMPUTERS & BUSINESS EQUIPMENT - 4.2%
  Compaq Computer Corporation (a)..........     900    43,200
  Seagate Technology (a)...................     900    42,750
                                                     --------
                                                       85,950
                                                     --------
 COSMETICS & TOILETRIES - 1.0%
  Alberto Culver Company, Class B (conv.)..     600    20,625
                                                     --------

 DRUGS & HEALTH CARE - 11.0%
  Bristol Myers Squibb Company.............     700    60,112
  Eli Lilly & Company......................   1,000    56,250
  Guidant Corporation......................     400    16,900
  Medtronic Incorporated...................     800    44,700
  Schering Plough Corporation..............     900    49,275
                                                     --------
                                                      227,237
                                                     --------
 DOMESTIC OIL - 1.3%
  Sun Incorporated.........................   1,000    27,375
                                                     --------

 ELECTRONICS - 6.9%
  KLA Instruments Corporation (a)..........   1,000    26,062
  LAM Research Corporation (a).............     700    32,025
  Teradyne Incorporated (a)................   1,100    27,500
  Texas Instruments Incorporated...........     700    36,225
  Thomas & Betts Corporation...............     300    22,125
                                                     --------
                                                      143,937
                                                     --------

 ELECTRIC UTILITIES - 4.1%
  Illinova Corporation.....................   1,400    42,000
  Unicom Corporation.......................   1,300    42,575
                                                     --------
                                                       84,575
                                                     --------

    The accompanying notes are an integral part of the financial statements

                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS  (CONTINUED)
                               DECEMBER 31, 1995

SECURITY DESCRIPTION                          SHARES   VALUE
--------------------                          ------  --------
COMMON STOCKS - (CONTINUED)
 FOOD & BEVERAGES - 4.7%
  IBP Incorporated..........................     700  $ 35,350
  Pepsico Incorporated......................   1,100    61,462
                                                      --------
                                                        96,812
                                                      --------
 FINANCIAL SERVICES - 6.7%
  Bankers Life Holding Corporation..........     900    18,225
  Case Corporation..........................   1,100    50,325
  Paine Webber Group Incorporated...........   1,200    24,000
  Student Loan Marketing Association........     700    46,112
                                                      --------
                                                       138,662
                                                      --------
 GAS EXPLORATION - 1.5%
  Sonat Offshore Drilling Incorporated......     700    31,325
                                                      --------

 GAS & PIPELINE UTILITIES - 3.9%
  Consolidated Natural Gas Company..........     900    40,838
  National Fuel Gas Company New Jersey......   1,200    40,350
                                                      --------
                                                        81,188
                                                      --------
 HOUSEHOLD PRODUCTS - 1.0%
  Clorox Company............................     300    21,488
                                                      --------

 HOTELS & RESTAURANTS - 1.5%
  Mirage Resorts Incorporated (a)...........     900    31,050
                                                      --------

 INSURANCE - 4.5%
  Aetna Life & Casualty Company.............     300    20,775
  Conseco Incorporated......................     100     6,262
  Marsh & McLennan Companies Incorporated...     500    44,375
  Old Republic International Corporation....     600    21,300
                                                      --------
                                                        92,712
                                                      --------
 INTERNATIONAL OIL - 4.0%
  Exxon Corporation.........................     200    16,025
  Mobil Corporation.........................     600    67,200
                                                      --------
                                                        83,225
                                                      --------
 LEISURE TIME - 1.4%
  Callaway Golf Company.....................   1,300    29,413
                                                      --------

 NEWSPAPERS - 2.7%
  Central Newspapers Incorporated, Class A..     400    12,550
  Tribune Company...........................     700    42,788
                                                      --------
                                                        55,338
                                                      --------

 PAPER - 0.2%
  Champion International Corporation........     100     4,200
                                                      --------




    The accompanying notes are an integral part of the financial statements

                   GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS  (CONTINUED)
                               DECEMBER 31, 1995


SECURITY DESCRIPTION                              SHARES    VALUE
--------------------                              ------  ----------
COMMON STOCKS - (CONTINUED)
 RETAIL TRADE - 3.7%
  Eckerd Corporation (a)........................   1,000  $   44,625
  Walgreen Company..............................   1,100      32,863
                                                          ----------
                                                              77,488
                                                          ----------
 RETAIL GROCERY - 1.7%
  Safeway Incorporated (a)......................     700      36,050
                                                          ----------

 RAILROADS & EQUIPMENT - 1.8%
  CSX Corporation...............................     800      36,500
                                                          ----------

 SOFTWARE - 3.0%
  Compuware Corporation (a).....................   2,200      40,700
  Read Rite Corporation (a).....................     900      20,925
                                                          ----------
                                                              61,625
                                                          ----------
 TOBACCO - 2.6%
  Philip Morris Companies Incorporated..........     600      54,300
                                                          ----------

 TRUCKING & FREIGHT FORWARDING - 0.7%
  Polaris Industries Incorporated...............     500      14,688
                                                          ----------

 TELEPHONE - 9.4%
  Ameritech Corporation.........................     600      35,400
  GTE Corporation...............................   1,400      61,600
  Pacific Telesis Group.........................   1,500      50,437
  Sprint Corporation............................   1,200      47,850
                                                          ----------
                                                             195,287
                                                          ----------

TOTAL COMMON STOCKS - (Cost $1,954,695)                    2,023,475
                                                          ----------

SHORT TERM INVESTMENT
  (Cost $40,214)
 MUTUAL FUNDS - 1.9%
  Dreyfus Cash Management.......................  40,214      40,214
                                                          ----------


TOTAL INVESTMENTS - (COST $1,994,909*) - 99.6%..           2,063,689
OTHER ASSETS LESS LIABILITIES - 0.4%............               8,950
                                                          ----------
NET ASSETS -  100.0%............................          $2,072,639
                                                          ==========

(a) Non-income producing securities

*-Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $132,504 and $63,724, respectively, resulting in net unrealized appreciation of $68,780.



    The accompanying notes are an integral part of the financial statements

                     GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

                                                          PRINCIPAL
SECURITY DESCRIPTION                                       AMOUNT     VALUE
--------------------                                      ---------  --------
U.S. GOVERNMENT AND AGENCY SECURITIES - 86.7%
 U.S. GOVERNMENT - 27.5%
  United States Treasury Bills
  5.100%, 03/07/1996....................................    $35,000  $ 34,673
                                                                     --------

 FEDERAL AGENCIES - 59.2%
  Federal Farm Credit Bank Discount Notes
  5.460%, 01/22/1996....................................     25,000    24,920
  Federal Home Loan Mortgage Discount Notes
  5.600%, 01/09/1996....................................     25,000    24,969
  Federal National Mortgage Association Discount Notes
  5.580%, 01/19/1996....................................     25,000    24,930
                                                                     --------
                                                                       74,819
                                                                     --------


TOTAL INVESTMENTS - (COST $109,492*) - 86.7%............              109,492
OTHER ASSETS LESS LIABILITIES - 13.3%...................               16,787
                                                                     --------
NET ASSETS -  100.0%....................................             $126,279
                                                                     ========

*-Aggregate cost for Federal tax purposes.



    The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

                                             BEA                       CREDIT                   GLOBAL                   GLOBAL
                                           GROWTH                      SUISSE                  ADVISORS                 ADVISORS
                                             AND                    INTERNATIONAL               GROWTH                    MONEY
                                           INCOME                      EQUITY                   EQUITY                    MARKET
                                         -----------                -------------              ---------               ------------
ASSETS
Investments in securities,
 at value..................              $2,025,100                    $1,828,720               $2,063,689               $109,492
Repurchase agreements, at
 value.....................                      --                       294,000                       --                     --
                                         ----------                    ----------               ----------               ---------

   TOTAL INVESTMENTS (A)
    (NOTE 1)...............               2,025,100                     2,122,720                2,063,689                109,492
Cash, including foreign
 currency, at value........                  93,340                        79,376                    3,857                 14,653
Receivable for currency
 sold......................                      --                        84,227                       --                     --
Interest receivable........                  11,486                            55                       --                     --
Dividends receivable.......                  12,259                         2,358                    4,447                     --
Receivable for fund shares
 sold......................                      --                            --                       --                  1,094
Due from affiliate of the
 Adviser (Note 2)..........                  23,479                        29,625                   23,480                  23,518
                                         ----------                    ----------               ----------               ---------
 TOTAL ASSETS..............               2,165,664                     2,318,361                2,095,473                 148,757


LIABILITIES
Payable for securities
 purchased.................                   6,505                       121,645                       --                      --
Payable for currency
 purchased.................                      --                        84,442                       --                      --
Payable for fund shares
 repurchased...............                      --                            --                       --                       17
Accounts payable and
 accrued expenses..........                  22,840                        29,250                   22,834                   22,461
                                         ----------                    ----------               ----------                ---------
 TOTAL LIABILITIES.........                 29,345                       235,337                    22,834                  22,478
                                         ----------                    ----------               ----------                ---------
 NET ASSETS................              $2,136,319                    $2,083,024               $2,072,639                 $126,279
                                         ==========                    ==========               ==========                =========

NET ASSETS CONSIST OF:
Par value (Note 4).........             $    2,042                    $    2,016                 $    2,011                 $  1,263
Paid-in capital (Note 4)...              2,041,563                     2,014,090                  2,009,286                  125,016
Undistributed net
 investment income.........                     --                          (278)                        --                       --
Accumulated net realized
 loss on investments and
 foreign currency
 transactions..............                (21,545)                         (835)                    (7,438)                      --
Net unrealized
 appreciation
 (depreciation) of:
  Investments..............                114,259                        69,209                     68,780                       --
  Foreign currency.........                     --                        (1,178)                        --                       --
                                        ==========                    ==========                 ==========                =========
 NET ASSETS................             $2,136,319                    $2,083,024                 $2,072,639                 $126,279
                                        ==========                    ==========                 ==========                =========

NET ASSET VALUE PER SHARE
Net assets.................             $2,136,319                    $2,083,024                 $2,072,639                 $126,279
Total shares outstanding                   204,163                       201,560                    201,097                  126,279
 at end of period..........
Net asset value per
 share (b).................                 $10.46                        $10.33                     $10.31                    $1.00
 (a) Investments in
 securities and repurchase              $1,910,841                    $2,053,511                 $1,994,909                 $109,492

  agreements, at cost......

 (b)  Net assets divided by
 shares outstanding.


    The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                            STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 1995*

                                            BEA                      CREDIT                        GLOBAL                GLOBAL
                                           GROWTH                    SUISSE                       ADVISORS              ADVISORS
                                            AND                   INTERNATIONAL                    GROTH                 MONEY
                                           INCOME                    EQUITY                        EQUITY                MARKET
                                          --------                --------------                 ---------              -------
INVESTMENT INCOME
Interest income............               $ 13,206                      $  9,742                 $  2,215                 $  1,263
Dividend income**..........                 16,239                         2,425                    8,309                       --

 TOTAL INVESTMENT INCOME...                 29,445                        12,167                   10,524                    1,263

EXPENSES
Investment Advisory fee
 (Note 2)..................                  3,106                         3,643                    2,490                      106
Sub-Administration fee.....                 13,402                        13,401                   13,401                   13,401
Audit fee..................                 10,200                        10,200                   10,200                   10,200
Custodian fees and expenses                  7,656                        13,796                    7,653                    7,461
Trustee's fees (Note 2)....                  2,625                         2,625                    2,625                    2,625
Registration and filing
 expenses..................                     56                            56                       57                       56
Legal fees.................                  3,750                         3,750                    3,750                    3,750
Transfer Agent fees........                    415                           415                      415                      415
                                           -------                      --------                  -------                  -------
 Total operating expenses
  before waivers and
   reimbursement...........                 41,210                        47,886                   40,591                   38,014
Fees waived and expenses
 reimbursed (Note 2).......                (40,713)                      (47,400)                 (40,101)                 (37,985)
                                           -------                      --------                  -------                  -------
 NET EXPENSES..............                    497                           486                      490                       29
                                           -------                      --------                  -------                  -------
 NET INVESTMENT INCOME.....                 28,948                        11,681                   10,034                    1,234
                                           -------                      --------                  -------                  -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND
 FOREIGN CURRENCY
Net realized gain (loss)
 on:
 Investments...............                (11,754)                         (669)                  (7,438)                      --
 Foreign currency
  transactions.............                     --                          (444)                      --                       --
Unrealized appreciation
 (depreciation) of:
 Investments...............                114,259                        69,209                   68,780                       --
 Foreign currency..........                     --                        (1,178)                      --                       --
                                           -------                      --------                  -------                  -------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)....                102,505                        66,918                   61,342                       --
                                           -------                      --------                  -------                  -------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS..               $131,453                      $ 78,599                 $ 71,376                 $  1,234
                                           -------                      --------                  -------                  -------


** Net of foreign
 withholding taxes of......                     --                      $    342                       --                       --
                                           =======                      ========                  =======                  =======

* The Money Market Portfolio commenced investment operations on October 10, 1995. The Growth and Income, International Equity, and Growth Equity Portfolios commenced investment operations on October 20, 1995.



    The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 1995*

                                             BEA                         CREDIT                    GLOBAL                GLOBAL
                                           GROWTH                        SUISSE                   ADVISORS              ADVISORS
                                             AND                     INTERNATIONAL                 GROWTH                MONEY
                                           INCOME                        EQUITY                    EQUITY                MARKET
                                        ----------                   -------------                --------              --------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income.....             $   28,948                    $   11,681                $   10,034                $  1,234
 Net realized gain (loss)
  on:
 Investments...............                (11,754)                         (669)                   (7,438)                     --
 Foreign currency
  transactions.............                     --                          (444)                       --                      --
 Net unrealized
  appreciation
  (depreciation) of:
 Investments...............                114,259                        69,209                    68,780                      --
 Foreign currency..........                     --                        (1,178)                       --                      --
                                        ----------                   -----------                  --------                --------
  Net increase in net
   assets resulting from
    operations.............                131,453                        78,599                    71,376                   1,234

Distributions to
 shareholders:
 From net investment income                (28,948)                      (11,681)                  (10,034)                 (1,234)
 In excess of net realized
  gains....................                 (9,791)                           --                        --                      --
Fund share transactions
 (Note 4)..................              2,043,605                     2,016,106                 2,011,297                 126,279
                                        ----------                   -----------                  --------                --------
Total increase in net
 assets....................              2,136,319                     2,083,024                 2,072,639                 126,279

NET ASSETS:
Beginning of period........                     --                            --                        --                      --
                                        ----------                   -----------                ----------                --------
END OF PERIOD..............             $2,136,319                    $2,083,024                $2,072,639                $126,279
                                        ==========                   ===========                ==========                ========

* The Money Market Portfolio commenced investment operations on October 10, 1995. The Growth and Income, International Equity, and Growth Equity Portfolios commenced investment operations on October 20, 1995.



    The accompanying notes are an integral part of the financial statements

                                WNL SERIES TRUST
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING FOR THE PERIOD ENDED
                               DECEMBER 31, 1995*

                                              BEA                        CREDIT                   GLOBAL                   GLOBAL
                                            GROWTH                       SUISSE                  ADVISORS                 ADVISORS
                                             AND                      INTERNATIONAL               GROWTH                   MONEY
                                            INCOME                       EQUITY                   EQUITY                   MARKET
                                            ------                        ------                   ------                   ------
Net asset value, beginning
 of period.................                 $10.00                        $10.00                   $10.00                   $ 1.00
                                            ------                        ------                   ------                   ------
Net investment income(1)...                   0.14                          0.06                     0.05                     0.01
Net realized and
 unrealized gain on
  investments..............                   0.51                          0.33                     0.31                       --
                                            ------                        ------                   ------                   ------
Total from investment
 operations................                   0.65                          0.39                     0.36                     0.01
                                            ------                        ------                   ------                   ------
Distributions:
  From net investment
   income..................                  (0.14)                        (0.06)                   (0.05)                   (0.01)
  In excess of net
   realized gains..........                  (0.05)                           --                       --                       --
                                            ------                        ------                   ------                   ------
Total distributions........                  (0.19)                        (0.06)                   (0.05)                   (0.01)
                                            ------                        ------                   ------                   ------
Net asset value, end of
 period....................                 $10.46                        $10.33                   $10.31                   $ 1.00
                                            ======                        ======                   ======                   ======

TOTAL RETURN(2)............                   6.57%                         3.93%                    3.57%                    1.17%

RATIOS/SUPPLEMENTAL DATA:
OPERATING EXPENSES TO
 AVERAGE NET ASSETS(3).....                   0.12%                         0.12%                    0.12%                    0.12%
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS(4).....                   6.99%                         2.89%                    2.46%                    5.25%
PORTFOLIO TURNOVER RATE(5).                     75%                            2%                       9%                     N/A
NET ASSETS, AT END OF
 PERIOD (000S).............                 $2,136                        $2,083                   $2,073                   $  126


* The Money Market Portfolio commenced investment operations on October 10, 1995. The Growth and Income, International Equity, and Growth Equity Portfolios commenced investment operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-Administrator and Western National Life Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-Administrator had not waived fees and Western National Life Insurance Company had not reimbursed expenses, net investment income (loss) per share would have been $(0.06) for the BEA Growth and Income Portfolio, $(0.18) for the Credit Suisse International Equity Portfolio, $(0.15) for the Global Advisors Growth Equity Portfolio, and $(0.35) for the Global Advisors Money Market Portfolio.

(2)  Total return represents aggregate total return for the period indicated.

(3) If the Investment Adviser and the Sub-Administrator had not waived fees and Western National Life Insurance Company had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 9.95% for the BEA Growth and Income Portfolio, 11.83% for the Credit Suisse International Equity Portfolio, 9.94% for the Global Advisors Growth Equity Portfolio, and 161.83% for the Global Advisors Money Market Portfolio.

(4)   Annualized.

(5)   Not annualized.


    The accompanying notes are an integral part of the financial statements

WNL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

1.  SIGNIFICANT ACCOUNTING POLICIES

WNL Series Trust (the "Trust") is an open-end, diversified series management investment company which currently offers shares of beneficial interest in eight series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The Portfolios are: American Capital Emerging Growth Portfolio (the "Emerging Growth Portfolio"), BEA Growth and Income Portfolio (the "Growth and Income Portfolio"), Credit Suisse International Equity Portfolio (the "International Equity Portfolio"), BlackRock Managed Bond Portfolio (the "Managed Bond Portfolio"), Quest for Value Asset Allocation Portfolio (the "Asset Allocation Portfolio"), Salomon Brothers U.S. Government Securities Portfolio (the "Government Securities Portfolio"), Global Advisors Growth Equity Portfolio (the "Growth Equity Portfolio"), and Global Advisors Money Market Portfolio (the "Money Market Portfolio"). These financial statements report on the Money Market Portfolio, which commenced operations on October 10, 1995; the Growth and Income, the International Equity and the Growth Equity Portfolios, which commenced operations on October 20, 1995. The Emerging Growth, Managed Bond and Asset Allocation Portfolios commenced operations on January 2, 1996, and the Government Securities Portfolio commenced operations on February 6, 1996. The Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by Western National Life Insurance Company, a wholly-owned subsidiary of Western National Corporation. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Portfolio in the preparation of its financial statements in accordance with generally accepted accounting principles.

(A) VALUATION OF SECURITIES - All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service approved by the Trustees. other foreign securities will be valued by the Trust's custodian. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees.

The Money Market Portfolio values all securities using the amortized cost method which approximates market value. Under this method, which does not take into account realized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant amortization or accretion to maturity of any discount or premium.

(B) REPURCHASE AGREEMENTS - A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than a week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. The collateral for such agreements will be held by the Portfolio's custodian. The Portfolio will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees. The seller under a repurchase agreement would be required to maintain the value of the obligations subject to the repurchase agreement at not less than the repurchase price. Default by the seller would expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

(C) FOREIGN INVESTMENTS - Certain Portfolios may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies.

(D) FOREIGN CURRENCY EXCHANGE TRANSACTIONS - Certain Portfolios may engage in foreign currency exchange transactions. Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses arising from such transactions are included in net realized and unrealized gains and losses from foreign currency related transactions.

A forward foreign exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date. The Portfolio maintains with its custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Portfolio may enter into foreign currency exchange transactions for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

A Portfolio may enter into foreign currency exchange transactions for other than hedging purposes which present greater profit potential but also involves increased risk.

(E) FOREIGN CURRENCY - The books and records of the Trust are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The eligible Portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code, including currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(F) FUTURES CONTRACTS - Certain Portfolios may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

The use of futures contracts as a hedging device involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(G) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-date.

(H) EXPENSE ALLOCATION - Expenses with respect to any two or more Portfolios may be allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

(I) DIVIDENDS AND DISTRIBUTIONS - The Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividend monthly. Each of the other Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually.

Income dividends and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by the Portfolios. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

(J) FEDERAL INCOME TAXES - Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the life Company which holds its shares.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement (the "Agreement"), WNL Investment Advisory Services, Inc. (the "Adviser"), a subsidiary of Western National Corporation, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees. Under the Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Agreement also provides that the Adviser shall provide such services required for effective administration of the Trust.

As full compensation for its services under the Agreement, the Trust will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Portfolio:


BEA Growth and Income Portfolio           0.75%
Credit Suisse International Equity
 Portfolio                                0.90%
Global Advisors Growth Equity Portfolio   0.61%
Global Advisors Money Market Portfolio    0.45%

The Adviser has agreed to waive its advisory fee for each of the Portfolios for the initial six months of each Portfolio's investment operations. In addition, Western National Life Insurance Company, an affiliate of the Adviser, has undertaken to bear until May 1, 1996, all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed 0.12% of each Portfolio's average daily net assets.

In accordance with each Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, each Portfolio's Sub-Adviser is responsible for the day-to-day investment management of the Portfolio, to make investment decisions for the Portfolio and to place orders on behalf of the Portfolio to effect the investment decisions made as provided in separate Sub-Advisory Agreements. The Sub-Advisers to the Portfolios are: Van Kampen American Capital Asset Management, Inc. for the Emerging Growth Portfolio; BEA Associates for the Growth and Income Portfolio; Credit Suisse Investment Management, Ltd. for the International Equity Portfolio; BlackRock Financial Management for the Managed Bond Portfolio; Quest for Value Advisors for the Asset Allocation Portfolio; Salomon Brothers Asset Management Inc. for the Government

Securities Portfolio; and State Street Global Advisors for the Growth Equity and Money Market Portfolios. The Sub-Advisers receive their fees directly from the Adviser, and receive no compensation from the Trust.

For the period ended December 31, 1995, the Adviser waived advisory fees, the Sub-Administrator waived the Sub-Administration fee, and Western National Life Insurance Company reimbursed operating expenses as follows:


                                     Advisory              Sub-
                                       Fees            Administration           Expenses
                                      Waived            Fees Waived             Reimbursed            Total
                                    ----------       -----------------        -------------          -------
BEA Growth and Income                 $3,106              $12,253                $25,354             $40,713
Credit Suisse International Equity     3,643               12,258                 31,499              47,400
Global Advisors Growth Equity          2,490               12,256                 25,355              40,101
Global Advisors Money Market             106               12,486                 25,393              37,985

WNL Brokerage Services, Inc., a subsidiary of Western National Corporation, is the distributor and underwriter of the VA Contracts.

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-Adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance at any committee meeting that is held on a day on which no Board meeting is held.

The Trust's Sub-administrator, custodian, transfer and dividend-paying agent is State Street Bank and Trust Company.

3.  SECURITY TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended December 31, 1995 were as follows:

                                          Purchases     Sales
                                          ----------  ----------
BEA Growth and Income Portfolio (1)       $3,017,692  $1,094,387
Credit Suisse International Equity
 Portfolio                                 1,772,398      12,052
Global Advisors Growth Equity Portfolio    2,092,311     130,177

(1) Includes purchases and sales of U.S. Government securities of $1,006,155 and $23,346, respectively.

4.  SHARES OF BENEFICIAL INTEREST
The Trust has an unlimited authorized number of shares of beneficial interest with a par value of $.01. The tables below summarize transactions in Trust shares.

                                       BEA GROWTH AND INCOME PORTFOLIO
                                       Period Ended December 31, 1995*
                                          Shares           Amount
                                       -------------  ----------------
Sold.................................        200,461        $2,004,865
Issued as reinvestment of dividends
  and distributions..................          3,702            38,740
                                             -------        ----------
Net increase.........................        204,163        $2,043,605
                                             =======        ==========



                                        CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                                              Period Ended December 31, 1995*

                                              Shares                  Amount
                                             --------                 -------
Sold.................................         200,429               $2,004,424

Issued as reinvestment of dividends..           1,131                   11,682
                                              -------               ----------
Net increase.........................         201,560               $2,016,106
                                              =======               ==========


                                       GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                                       Period Ended December 31, 1995*

                                              Shares                  Amount
                                             --------                 -------
Sold.................................        200,124                $2,001,261

Issued as reinvestment of dividends..            973                    10,036
                                             -------                ----------
Net increase.........................        201,097                $2,011,297
                                             =======                ==========


                                       GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                                       Period Ended December 31, 1995#

                                              Shares                  Amount
                                             --------                 -------
Sold.................................        140,324                  $140,324
Issued as reinvestment of dividends..          1,233                     1,233
Repurchased..........................        (15,278)                  (15,278)
                                             -------                  --------
Net increase.........................        126,279                  $126,279
                                             =======                  ========

* - Portfolio commenced operations on October 20, 1995.
# - Portfolio commenced operations on October 10, 1995.

                         Report of Independent Auditors



To the Trustees and Shareholders
WNL Series Trust



We have audited the accompanying statements of assets and liabilities of the WNL Series Trust which is comprised of BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio, Global Advisors Growth Equity Portfolio and Global Advisors Money Market Portfolio, including the schedules of investments as of December 31, 1995 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period October 10, 1995 (commencement of operations) through December 31, 1995 for Global Advisors Money Market Portfolio and October 20, 1995 (commencement of operations) through December 31, 1995 for BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio and Global Advisors Growth Equity Portfolio. These financial statements and financial highlights are the responsibility of the Trusts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WNL Series Trust which is comprised of BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio, Global Advisors Growth Equity Portfolio and Global Advisors Money Market Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period October 10, 1995 (commencement of operations) through December 31, 1995 for Global Advisors Money Market Portfolio and October 20, 1995 (commencement of operations) through December 31, 1995 for BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio and Global Advisors Growth Equity Portfolio in conformity with generally accepted accounting principles.



Boston, Massachusetts               COOPERS & LYBRAND L.L.P.
February 7, 1996